Income Taxes (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013 item
Unrecognized Tax Benefits
Gross Increases - Current Period Tax Positions	$ 168,000
Unrecognized Tax Benefits at the end of the period	$ 168,000
Number of entity acquired in Spain	1